Segmented Information	3 Months Ended
Feb. 29, 2020
Segment Reporting [Abstract]
Segmented Information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	For the three months ended
	February 29,	February 28,
	2020	2019
	$	$

Revenue
United States	377,554	343,536

	February 29,	November 30,
	2020	2019
Total assets
Canada	3,603,531	3,796,713

Total property and equipment
Canada	2,138,438	2,273,406